Loan (Details Narrative) - USD ($)	1 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended		36 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Dec. 31, 2021	Jul. 31, 2021	Jul. 31, 2020	Jun. 30, 2019	Jun. 30, 2025	Jun. 30, 2024	Jan. 31, 2022	Jan. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Nov. 17, 2023	Nov. 01, 2023	Jun. 30, 2022
Loan amount							$ 13,512,000				$ 12,808,000	$ 11,303,000	$ 12,808,000
Finance costs											$ 20,000,000		$ 20,000,000
Stock issued, price per share											$ 0.0001	$ 0.0001	$ 0.0001
Interest expenses							700,000	$ 700,000			$ 1,505,000	$ 1,931,000
Accrued liabilities							$ 3,500,000				$ 2,808,000	1,303,000	$ 2,808,000
Series B-1 Preferred Stock [Member]
Conversion of amount, converted	$ 3,152
Conversion of shares, converted	2,155,398
Stock issued, price per share											$ 1.462533		$ 1.462533	$ 0.0001	$ 0.0001
Stock issued, price per share											$ 1.4672533		$ 1.4672533	$ 1.462533
Series B Two Preferred Stock [Member]
Conversion of shares, converted	247,145
Stock issued, price per share	$ 0.0001
Stock issued, price per share	0.4875
Series B-1 Warrant [Member]
Stock issued, price per share	$ 1.4625
Loan and Security Agreement [Member]
Loan amount						$ 9,999,000
Advance interest, rate						6.50%
Interest prime, rate						12.00%
Bear interest rate						4.00%
Warrant ouitstanding						1,872,993
Warrant, exercise price						$ 0.2803
Warrant expiration, description						The Warrants expiration date was settled as the earlier of (1) the date that is ten (10) years after the original Issue Date, (2) the Initial Public Offering and (3) a Liquid Acquisition.
Loan and Security Agreement [Member] | Preference Series A [Member]
Warrant, exercise price						$ 0.0001
First Amendment [Member] | 22 Consecutive Equal Monthly Payment [Member]
Deferred payments									$ 5,000,000				$ 5,000,000
Second Amendment [Member] | 25 Consecutive Equal Monthly Payment [Member]
Deferred payments										$ 5,000,000			$ 5,000,000
Convertible Promissory Note Agreement [Member]
Conversion of amount, converted	$ 16,270,000,000
Interest expenses												2,206,000
Convertible, aggregate amount	3,000,000
Principal amount, interest rate					7.00%
Outstanding, maturity date		March 31, 2025
Interest payments												$ 0
Convertible Promissory Note Agreement [Member] | Investor [Member]
Conversion of amount, converted		$ 3,000,000
Convertible, aggregate amount					$ 11,419,000
Conversion price, description					the entire amount of the outstanding principal and any unpaid accrued interest shall automatically convert in whole without any further action by the holder into Common Stock of the Company, at a conversion price equal to the cash price paid per share for the equity securities by the Investors in the qualified financing at a conversion price equal to the lesser of (i) the cash price paid per share for equity securities by the Investors in the Qualified Financing multiplied by 0.75, and (ii) $0.2803.
Convertible Promissory Note Agreement [Member] | Investor [Member] | Loans [Member]
Deferred loan issuance costs					$ 14,000
Convertible Promissory Note Agreement [Member] | Series B-1 Preferred Stock [Member]
Conversion of amount, converted	$ 2,847
Conversion of shares, converted	1,947,073
Convertible Promissory Note Agreement [Member] | Series B Two Preferred Stock [Member]
Conversion of amount, converted	$ 12,054
Conversion of shares, converted	9,154,383
Convertible Promissory Note Agreement [Member] | Series A Preferred Stock [Member]
Outstanding, maturity date			January 2, 2023 and later		January 21, 2022						January 1, 2024
Preferred stock, conversion price					$ 0.2803						$ 0.2803		$ 0.2803
Convertible Promissory Note Agreement [Member] | Series B Three Preferred Stock [Member]
Conversion of amount, converted	$ 10,797
Conversion of shares, converted	7,151,130
Second Convertible Promissory Note Agreement [Member]
Principal amount, interest rate				7.00%
Second Convertible Promissory Note Agreement [Member] | Investor [Member]
Convertible, aggregate amount				$ 6,100,000
Conversion price, description				the entire amount of the outstanding principal and any unpaid accrued interest shall automatically convert in whole without any further action by the holder into Common Stock of the Company, at a conversion price equal to the cash price paid per share for the equity securities by the Investors in the qualified financing at a conversion price equal to the lesser of (i) the cash price paid per share for equity securities by the Investors in the Qualified Financing multiplied by 0.75, and (ii) $0.2803.
Additional Convertible Promissory Note Agreement Three [Member] | Investor [Member]
Convertible, aggregate amount									$ 6,000,000	$ 6,000,000
Additional Convertible Promissory Note Agreement Two [Member] | Investor [Member]
Convertible, aggregate amount																$ 2,000,000
Additional Convertible Promissory Note Agreement Three [Member] | Investor [Member]
Convertible, aggregate amount																$ 7,517,000
Three Additional Convertible Promissory Note Agreement [Member]
Principal amount, interest rate											7.00%		7.00%
Third, Fourth and Fifth Convertible Promissory Note Agreement [Member] | Investor [Member]
Conversion price, description											the entire amount of the outstanding principal and any unpaid accrued interest shall automatically convert in whole without any further action by the holder into Common Stock of the Company, at a conversion price equal to the cash price paid per share for the equity securities by the Investors in the qualified financing at a conversion price equal to the lesser of (i) the cash price paid per share for Equity Securities by the Investors in the Qualified Financing multiplied by 0.75, and (ii) $0.2803.